OTHER EXPENSE	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
OTHER EXPENSE	OTHER EXPENSE

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Losses from associates and joint ventures	18	44	40
Other investment income		(42)	(39)

Total other expense		2	1